Contributed Equity	12 Months Ended
Jun. 30, 2025
Contributed Equity [Abstract]
Contributed Equity

Note 29. Contributed Equity

	June 30, 2025	June 30, 2024	June 30, 2023
	US$(000's)	US$(000's)	US$(000's)
(a) Ordinary shares
Issued and fully paid at June 30	497,488	466,085	320,884
Movement in ordinary shares:
Opening balance	466,085	320,884	235,277
Issue of shares on exercise of options granted under the LTIP	31	—	3,791
Issue of shares on exercise of options granted from Entitlement Offer	20	1	—
Issue of shares net of issuance costs from Placement and Institutional Offer $4,531	—	—	81,816
Issue of shares in September 2023, net of issuance costs $4,765	—	50,273	—
Issue of shares in June 2024, net of issuance costs of $8,904	—	94,927	—
Issue of shares in July 2024, net of issuance costs $2,829 and investor options fair value of $3,444	31,352	—	—
	497,488	466,085	320,884
Ordinary shares on issue:	No:	No:	No:
Opening balance	1,091,466,771	467,159,434	352,152,542
Issue of shares on exercise of options granted under the LTIP	185,922	—	2,387,826
Issue of share on exercise of options from Entitlement offer	36,469	1,743	—
Issue of shares from Placement and Institutional offer		195,647,457	—
Issue of shares from Entitlement Offer	139,627,846	428,658,137	112,619,066
	1,231,317,008	1,091,466,771	467,159,434

Fully paid ordinary shares carry one vote per share and carry the right to dividends. No cash dividends have been paid, declared, or recommended during or since the end of the financial year by the Company. Issued capital at June 30, 2025, amounted to $497,488 thousand (1,231,317,008 fully paid ordinary shares) net of share issue costs and tax. During the year ended June 30, 2025 the Company issued 139,627,846 ordinary shares for net proceeds of $31,353 thousand via an institutional offer in July 2024. Dividends, if any, on our outstanding ordinary shares will be declared by and subject to the discretion of our board of directors, and subject to Australian law.

Equity and Investor options - 2023

On August 28, 2023, the Company offered approximately 160,213,060 new shares at the offer price of A$0.46 per new share and approximately 80.0 million Institutional and placement options with an exercise price of A$0.80 to participants in the Placement and Institutional Entitlement Offer on the basis of 1 Institutional option for every 2 new shares issued under the Placement and 35,434,397 new shares at the offer price of A$0.46 per new share and approximately 18.0 million new options to eligible shareholders with an exercise price of A$0.80 on the basis of 1 new option for every 2 new shares issued under the Retail Entitlement Offer. Pursuant to the Retail Entitlement Offer and Institutional Entitlement Offer, the company raised gross proceeds of A$90.0 million (US$58.2 million). Each Option entitles the holder to one ordinary share of the company. These Investor options were listed on September 21, 2023 at A$0.05 and at June 30, 2025 management assessed a fair value of US$nil due to the ongoing trading suspension (ASX: OPT-OA).

Equity and Investor options – 2024

On June 14, 2024, the Company offered approximately 543,285,766 new shares at the offer price of A$0.40 per new share and approximately 142.9 million Institutional and placement options with an exercise price of A$1.00to participants in the Placement and Institutional Entitlement Offer on the basis of one Institutional option for every three new shares issued under the Placement, and approximately 139,627,846 new shares at the offer price of A$0.40 per new share and approximately 46.5 million new options to eligible shareholders with an exercise price of A$1.00 on the basis of one new option for every three new shares issued under the Retail Entitlement Offer. Pursuant to the Retail Entitlement Offer and Institutional Entitlement Offer, the Company raised gross proceeds of A$227.3 million (US$151.9 million), of which A$55.9 million (US$37.6 million) was received after year end. Each Option entitles the holder to one ordinary share of the Company. These Investor options were listed July 18, 2024 at A$0.12 and management assessed the fair value at year end $0 due to ongoing trading suspension. (ASX: OPT‑OB).

Issued capital at June 30, 2024 amounted to US$466,085 thousand (1,091,446,771 fully paid ordinary shares) net of share issue costs and tax.

During the year ended June 30, 2024 the Company issued 624,305,594 ordinary shares on ASX listing for net proceeds of US$145,200 thousand.

Issued capital at June 30, 2023 amounted to US$320,884 thousand (467,159,434 fully paid ordinary shares) net of share issue costs and tax.

During the year ended June 30, 2023 the Company issued 112,619,066 ordinary shares on ASX listing for net proceeds of US$81,815 thousand.

Options granted to directors and employees.

The Company has two share‑based payment schemes, the Long-Term Incentive Plan (LTIP) and Non‑Executive Director Share and Option Plan. Options to subscribe for the Company’s shares have been granted under these plans to certain employees and directors.

The Company granted 16,127,200 option/rights over ordinary shares and 6,333,500 ADS options under these plans during the year ended June 30, 2025 (Note 37). These options /rights had a weighted average fair value at grant date of $0.32 per option and $2.42 per ADS option. During the year ended June 30, 2025, 156.250 options granted and 7,500 ADS options under the LTIP and NED Plan were exercised.

The Company granted 9,850,000 options/rights over ordinary shares and 5,045,000 ADS options under these plans during the year ended June 30, 2024 (Note 37). These options/rights had a weighted average fair value at grant date of $1.18 per option and $1.97 per ADS option. During the year ended June 30, 2024, no options granted under the LTIP and NED Plan were exercised.

The Company granted 10,050,000 options/rights and 755,000 American Depository Shares (ADS) options over ordinary shares under these plans during the year ended June 30, 2023 (Note 37). These options/rights had a weighted average fair value at grant date of $1.62 per options and the ADS options had a weighted average fair value at grant date of $6.75. During the year ended June 30, 2023, 6,613,000 options granted under the LTIP and NED Plan were exercised for $3,790,977 ($1,040,718 for cash and $2,750,258 via cashless conversion)

At June 30, 2025 the Company has 28,150,000 Non-Executive Director options that remain unexercised. There were 13,500,000 options with an expiry of November 2034, 4,500,000 options with and expiry of November 2033, 6150,000 options with expiry of November 2032, 2,000,000 options with an expiry of April 2026 and 2,000,000 options with and expiry of October 2025.

At June 30, 2024, the Company had 13,848,860 Non‑Executive Director options that remain unexercised with expiry of November 2026 for 875,342 options and November 2025 for 2,973,518, options, October 2024 for 4,000,000 options, January 2025 for 3,000,000 options, October 2025 for 1,500,000 options and April 2026 for 1,500,000 options.

At June 30, 2023, the Company had 7,250,000 Non-Executive Director options that remain unexercised with expiry of October 2024 for 3,000,000 options, January 2025 for 2,250,000 options, October 2025 for 1,000,000 options and April 2026 for 1,000,000 options.

Capital management

The Group is not subject to any externally imposed capital requirements. The DFA contains terms that require compliance by the Company to maintain a minimum cash balance and to provide a notice to Ocelot in the event it anticipates that it does not have sufficient cash to fund its operations for the next six months. Refer to Notes 27 and 39 for additional information. When managing share capital, management’s objective is to ensure the entity continues as a going concern as well as to provide benefits to shareholders and for other stakeholders. In order to maintain or achieve an appropriate capital structure, the Company may issue new shares or reduce its share capital, subject to the provisions of the Company’s constitution. The Group only commits to significant R&D expenditure when this is fully funded either by existing funds, the DFA or further equity raises.